Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	$ 2,716,369	$ 3,487,879
Other income	465,604	282,213
Cost of inventory	(138,444)	(78,366)
Logistics costs	(446,806)	(264,638)
Depreciation of property, plant and equipment	(807,756)	(781,394)
Amortization of intangible assets	(604,652)	(559,340)
Employee benefits expense	(2,129,031)	(1,049,897)
Finance expense	(122,217)	(147,128)
Other operating expenses	(1,398,746)	(1,212,273)
Loss before income tax	(2,465,679)	(322,944)
Income tax expense	(101,527)	(148,480)
Net loss	(2,567,206)	(471,424)
Items that will not be reclassified subsequently to profit or loss:
Net (loss)/surplus on revaluation of leasehold land and buildings		(186,684)
Items that may be reclassified subsequently to profit or loss:
Exchange difference on revaluation of leasehold land and buildings		337,283
Foreign currency translation adjustments	(568,876)
Total comprehensive (loss)/income	$ (3,136,082)	$ (320,825)
Loss per share- basic	$ (0.07)	$ (0.03)
Loss per share- basic	$ (0.07)	$ (0.03)